Share capital, share premium and other capital reserves - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands															1 Months Ended	12 Months Ended
	Oct. 15, 2024 USD ($) shares	Oct. 15, 2024 AUD ($) $ / shares shares	Aug. 14, 2024 shares	Jul. 31, 2024 shares	Jun. 14, 2024 shares	Jun. 11, 2024 shares	Feb. 20, 2024 USD ($) shares	Feb. 20, 2024 AUD ($) $ / shares shares	Oct. 13, 2023 USD ($) $ / shares shares	Jun. 16, 2023 USD ($) $ / shares shares	Apr. 14, 2023 $ / shares	Mar. 20, 2023 USD ($) $ / shares shares	Mar. 10, 2023 USD ($) $ / shares shares	Sep. 03, 2021 shares	Mar. 31, 2021 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Share capital
Ordinary shares, Par value (in dollars per share) | $ / shares											$ 0.0001
Proceeds from issue of share capital | $																$ 302,668	$ 332,275
Share issue price (in dollars per share) | $ / shares											$ 10
Number Of Shares Issued Upon Conversion Of Each Share Of Merged Entity										1
Payments to redeem shares | $																0
Share issuance costs | $																$ 9,810	6,771
October equity
Share capital
Share issuance costs | $																	1,008
CMPL
Share capital
Share issue price (in dollars per share) | $ / shares										$ 10
Percentage of issued share capital acquired										100.00%
Number of of shares issued for acquisition										10,000,000
Value of shares issued for acquisition | $										$ 100,000
Share issuance costs | $																	5,763
Glencore
Share capital
Value of shares issued for acquisition | $																	$ 100,000
PIPE | BlackRock
Share capital
Number of shares issued																4,500,000
Proceeds from issue of share capital | $																$ 45,000
Share issue price (in dollars per share) | $ / shares																$ 10
Number of Founder Shares Transferred																315,000
PIPE A and PIPE B
Share capital
Number of shares issued																18,451,747
Proceeds from issue of share capital | $																$ 184,517
Share issue price (in dollars per share) | $ / shares																$ 10
PIPE A
Share capital
Proceeds from issue of share capital | $																$ 53,328
PIPE B
Share capital
Proceeds from issue of share capital | $																$ 131,189
Initial Public Offering | Chess Depositary Interests
Share capital
Number of shares issued during period							19,117,648	19,117,648
Proceeds from issue of share capital							$ 211,708	$ 325,000
Share issue price (in dollars per share) | $ / shares								$ 17
Share issuance costs | $							$ 6,912
Private Placement | Chess Depositary Interests
Share capital
Number of shares issued during period	8,333,334	8,333,334
Proceeds from issue of share capital	$ 100,769	$ 150,000
Share issue price (in dollars per share) | $ / shares		$ 18
Share issuance costs | $	$ 2,898
Class A ordinary shares
Share capital
Number of shares authorized																200,000,000
Ordinary shares, Par value (in dollars per share) | $ / shares																$ 0.001
Number of shares redeemed										23,185,774
Redemption price ( in dollars per share) | $ / shares										$ 10.34
Number of Shares Converted										3,329,006
Share conversion price (in dollars per share) | $ / shares										$ 10
Share conversion, value | $										$ 34,431
Class B Ordinary Shares
Share capital
Number of shares authorized																20,000,000
Ordinary shares, Par value (in dollars per share) | $ / shares																$ 0.0001
Number of shares issued during period															7,187,500
Number of Shares Subject to Forfeiture														558,805	0.0001
Number of Shares Forfeited															937,500
Number of shares issued																	6,628,695	6,628,695
Proceeds from issue of share capital | $																	$ 25	$ 25
Share issue price (in dollars per share) | $ / shares																	$ 0.004	$ 0.004
Ordinary share conversion to another class of shares (as a percent)																20.00%
Number Of Shares Issued Upon Conversion Of Each Share Of Merged Entity																1
Class B Ordinary Shares | Minimum
Share capital
Conversion ratio																1
Anchor Investors
Share capital
Number of Sponsor Shares Sold																1,272,500
Share issue price (in dollars per share) | $ / shares																$ 0.003
Cornerstone Investors
Share capital
Number of Founder Shares Transferred																985,000
Ordinary share
Share capital
Number of shares authorized																220,000,000	220,000,000	100,000,000
Ordinary shares, Par value (in dollars per share) | $ / shares																$ 0.0001	$ 0.0001	$ 0.0001
Number of shares issued																82,438,431
Number of shares outstanding																82,438,431	50,236,544	6,628,695
Redemption of warrants (in shares)						4,701,071
Ordinary share | PIPE | Osisko
Share capital
Number of shares issued												1,500,000
Proceeds from issue of share capital | $												$ 15,000
Share issue price (in dollars per share) | $ / shares												$ 10
Ordinary share | PIPE | Sprott
Share capital
Number of shares issued													1,500,000
Proceeds from issue of share capital | $													$ 15,000
Share issue price (in dollars per share) | $ / shares													$ 10
Ordinary share | Backstop facility | Osisko
Share capital
Number of shares issued												2,500,000
Proceeds from issue of share capital | $												$ 25,000
Share issue price (in dollars per share) | $ / shares												$ 10
Ordinary share | Pipe Financing October 2023
Share capital
Number of shares issued									1,827,096
Proceeds from issue of share capital | $									$ 20,098
Share issue price (in dollars per share) | $ / shares									$ 11
Ordinary share | Class A ordinary shares
Share capital
Number of shares authorized																220,000,000
Ordinary share | DSU
Share capital
Redemption (in shares)					17,284
Ordinary share | RSU
Share capital
Redemption (in shares)			23,800	8,750
Preference shares
Share capital
Number of shares authorized																25,000,000	25,000,000	0
Ordinary shares, Par value (in dollars per share) | $ / shares																$ 0.0001	$ 0.0001
Number of shares issued																0	0	0
Number of shares outstanding																0	0	0